Commitments and Contingencies - Future Minimum Rental Payments to be Received (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Operating Leased Assets [Line Items]
Lease Income	$ 313,800
2020	23,790
2021	23,725
2022	11,050
Deferred revenue	28,759	$ 30,108
Other liabilities – non-current	49,182	43,788
Total payments	58,565
Head Lease Receipts
Operating Leased Assets [Line Items]
2020	21,242
2021	21,242
2022	21,242
2023	21,242
2024	21,242
Thereafter	90,369
Total	196,579
Deferred revenue	3,800	3,700
Other liabilities – non-current	25,500	$ 29,300
Sublease payments
Operating Leased Assets [Line Items]
2020	23,875
2021	23,875
2022	23,875
2023	23,875
2024	23,875
Thereafter	101,609
Operating lease, payments	260,600
Total payments	$ 220,984